Share Capital and Share Premium - Summary of Ordinary Shares Issued and Fully Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	380,781,318	354,210,144
Share capital	$ 15,231	$ 14,168	[1]
Share premium	1,641,674	927,931	[1]
Merger reserve	783,529	783,529	[1]
Total	$ 2,440,434	$ 1,725,628
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	337,923,238	311,352,064
Par value	$ 0.04	$ 0.04
Share capital	$ 13,517	$ 12,454
Share premium	1,596,165	882,422
Merger reserve	783,529	783,529
Total	$ 2,393,211	$ 1,678,405
Class B Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	42,858,080	42,858,080
Par value	$ 0.04	$ 0.04
Share capital	$ 1,714	$ 1,714
Share premium	45,509	45,509
Total	$ 47,223	$ 47,223

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.